Derivative Instruments and Hedging Activities (Changes in Derivative Value Effect on Other Comprehensive Income Loss) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jan. 31, 2015	Oct. 31, 2014	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Beginning balance	$ (30,708)	$ (39,318)		$ 6,258	$ (39,318)	$ 6,258	$ 6,258
Change in value on risk management derivatives	(11,504)	384	$ (45,127)	(13,897)	(11,120)	(59,024)
Reclassification of gains and losses of commodity hedges to cost of product sold - propane and other gas liquids sales	8,567	8,226	7,360	(1,128)	16,793	6,232
Ending balance	(33,645)	(30,708)			(33,645)		(39,318)	$ 6,258
Derivative, Net Hedge Ineffectiveness Gain (Loss)							199	0	$ 0
Commodity Derivatives Propane [Member]
Change in value on risk management derivatives	(10,760)	1,585	(42,910)	(12,758)	(9,175)	(55,668)	(70,291)	15,473	2,032
Reclassification of gains and losses of commodity hedges to cost of product sold - propane and other gas liquids sales		7,449		(1,128)	15,262	6,232	28,059	(10,175)	10,613
Interest Rate Swap [Member]
Change in value on risk management derivatives	(744)	(1,201)	(2,217)	(1,139)	(1,945)	(3,356)	(3,356)	(881)	2,220
Derivative, Net Hedge Ineffectiveness Gain (Loss)		777		0	1,531	199
Derivative [Member]
Beginning balance	(30,296)	(38,906)	(8,542)	6,483	(38,906)	6,483	6,483	2,066	(12,799)
Change in value on risk management derivatives							(73,647)	14,592
Reclassification of gains and losses of commodity hedges to cost of product sold - propane and other gas liquids sales							28,258	(10,175)
Ending balance	$ (33,233)	$ (30,296)	$ (46,110)	$ (8,542)	$ (33,233)	$ (46,110)	$ (38,906)	$ 6,483	$ 2,066